SEGMENT INFORMATION (Tables)	12 Months Ended
Oct. 31, 2023
Revenue from External Customer [Line Items]
Segment profitability
The following tables reflect segment results under our management reporting system after excluding certain unallocated costs as noted in the reconciliations below:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Net Revenue:
Life Sciences and Applied Markets	$3,510	$3,630	$3,304
Diagnostics and Genomics	1,755	1,766	1,655
Agilent CrossLab	1,568	1,452	1,360
Total net revenue	$6,833	$6,848	$6,319

Income from Operations:
Life Sciences and Applied Markets	$1,049	$1,097	$909
Diagnostics and Genomics	363	390	381
Agilent CrossLab	463	370	323
Total reportable segment income from operations	1,875	1,857	1,613

Share-Based Compensation Expense:
Life Sciences and Applied Markets	$60	$62	$58
Diagnostics and Genomics	28	32	24
Agilent CrossLab	24	26	24
Unallocated share-based compensation expenses (1)	—	6	5
Total share-based compensation expense	$112	$126	$111

Depreciation Expense:
Life Sciences and Applied Markets	$58	$55	$57
Diagnostics and Genomics	45	43	42
Agilent CrossLab	25	22	23
Total depreciation expense	$128	$120	$122

(1) Share-based compensation expense amounts not allocated to the segments relate to accelerated share-based compensation expense from workforce reduction and from acquisition of businesses.

Segment assets include allocations of corporate assets, goodwill, net other intangibles and other assets. Unallocated assets primarily consist of cash, cash equivalents, prepaid expenses, long-term investments, deferred tax assets, right-of use assets and other assets.

The following table reflects segment assets and capital expenditures under our management reporting system.

	October 31,
	2023	2022
	(in millions)
Assets:
Life Sciences and Applied Markets	$3,161	$3,241
Diagnostics and Genomics	3,966	4,203
Agilent CrossLab	897	869
Total reportable segment assets	$8,024	$8,313

Capital Expenditures:
Life Sciences and Applied Markets	$64	$71
Diagnostics and Genomics	212	187
Agilent CrossLab	22	33
Total capital expenditures	$298	$291

Reconciliation of Reportable Segment Income from Operations to Consolidated Income before taxes.

The following table reconciles reportable segments' income from operations to Agilent's total enterprise income before taxes:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Total reportable segments' income from operations	$1,875	$1,857	$1,613
Unallocated Costs
Amortization of intangible assets related to business combinations	(139)	(191)	(194)
Acquisition and integration costs	(16)	(25)	(41)
Transformational initiatives	(25)	(30)	(37)
Asset impairments	(277)	—	(2)
Business exit and divestiture costs	—	(7)	(5)
Change in fair value of contingent consideration	(1)	25	21
Restructuring and other related costs	(46)	—	—
Other	(21)	(11)	(8)
Total unallocated costs	(525)	(239)	(266)
Income from operations	1,350	1,618	1,347
Interest income	51	9	2
Interest expense	(95)	(84)	(81)
Other income (expense, net	33	(39)	92
Income before taxes	$1,339	$1,504	$1,360

Reconciliation of Assets from Segment to Consolidated

The following table reconciles segment assets to Agilent's total assets:

	October 31,
	2023	2022
	(in millions)
Total reportable segments' assets	$8,024	$8,313
Cash and cash equivalents	1,590	1,053
Prepaid expenses	139	119
Long-term investments	164	195
Long-term and other receivables	127	134
Deferred tax assets	284	246
Right of use assets	154	150
Others	281	322
Total assets	$10,763	$10,532
The other category primarily includes over funded pension plans which are not allocated to the segments.

Revenue and assets by geographic areas	The following table presents summarized information for net revenue by geographic region. Revenues from external customers are generally attributed to countries based upon the customers' location.

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Net revenue:
United States	$2,410	$2,385	$2,159
China including Hong Kong	1,383	1,499	1,273
Rest of the world	3,040	2,964	2,887
Total net revenue	6,833	6,848	6,319

The following table presents summarized information for long-lived assets by geographic region. Long lived assets consist of property, plant, and equipment, right-of-use assets, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of Asia and the rest of Europe.

	October 31,
	2023	2022
	(in millions)
Long-lived Assets:
United States	$1,188	$1,080
Germany	192	151
Rest of World	471	492
Total Long-lived Assets	$1,851	$1,723